LEASES (Tables)	6 Months Ended
Dec. 31, 2020
LEASES
Summary of operating lease related assets and liabilities recorded on the balance sheets

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Rights of use lease assets	¥2,549,914	¥2,070,548	$316,954

Operating lease liabilities – current	1,328,976	1,333,113	204,069
Operating lease liabilities – non-current	1,210,088	729,909	111,733
Total operating lease liabilities	¥2,539,064	¥2,063,022	$315,802

Summary of weighted average remaining lease terms and discount rates for all of operating leases

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2020:

	June 30,	December 31,
	2020	2020
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.57	2.16
Weighted average discount rate	5%	5%

Summary of maturities of lease liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2020:

Twelve months ending December 31,	RMB	U.S. Dollars

2021	¥1,102,580	$168,780
2022	742,580	113,672
2023	311,291	47,652
Total lease payments	2,156,451	330,104
Less: imputed interest	(93,429)	(14,302)
Present value of lease liabilities	2,063,022	315,802
Less: operating lease liabilities – current	(1,333,113)	(204,069)
Operating lease liabilities – non-current	¥729,909	$111,733